Financial (Income) and Expenses	12 Months Ended
Dec. 31, 2023
Financial (Income) and Expenses [Abstract]
FINANCIAL (INCOME) AND EXPENSES

NOTE 13 - FINANCIAL (INCOME) AND EXPENSES:

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021

Revaluation of financial liabilities at fair value through profit or loss	(306)	(108)	3,995
Interest on financial liabilities	-		59
Foreign currency transaction income	(233)	530	113
Finance expense in respect of lease liability	-	(143)	42
Others	10	(4)	21
Total expenses (Income)	(529)	275	4,230